U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

333-154894

(SEC File Number)

(Check one): Form 10-K [X ] Form 20-F  [_] Form 11-K  [_] Form 10-Q [  ]

     Form 10-D [_] Form N-SAR [_] Form N-CSR [_]

         For Period Ended:   July 31, 2014

         [_]  Transition Report on Form 10-K

         [_]  Transition Report on Form 20-F

         [_]  Transition Report on Form 11-K

         [  ]  Transition Report on Form 10-Q

         [_]  Transition Report on Form N-SAR

         For the Transition Period Ended:

NOTHING IN THIS FORM SHALL BE CONSTRUED TO IMPLY THAT THE COMMISSION HAS VERIFIED ANY INFORMATION CONTAINED HEREIN.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I -- REGISTRANT INFORMATION

Alternative Energy Partners, Inc.

 (Exact name of registrant as specified in its charter)

(Former Name if Applicable)

301 Yamoto Road

Address of principal executive office (Street and Number

Boca Raton, FL 33431

City, State and Zip Code

PART II -- RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

[x] (a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[x] (b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III -- NARRATIVE

State below in reasonable detail why Form 10-K could not be filed within the prescribed time period.

Registrant has been unable to complete  its financial reports for the fiscal year ended July 31, 2014 and was unable to complete the annual report in order to file on the due date. The Report will be filed on or before the 15th day after the original due date, or on or before November 13, 2014.

No accountant’s statement as provided by Rule 12b-25(c) is required because the reasons for the inability to file on or before the original due date resulted from matters unrelated to the auditors.

PART IV-- OTHER INFORMATION

(1)              Name and telephone number of person to contact in regard to this notification

Jeffrey G. Benz

 310- 570-2774

      (Name)

              (Area Code)  (Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

[X] Yes [_] No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?                                                                                                                                       [_] Yes [X] No

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Alternative Energy Partners, Inc.

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: October 30, 2014

 By: /s/ Mario Barrera

 Name: Mario Barrera

Title: President